Share-based compensation - Restricted share awards (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025 CHF (SFr) EquityInstruments	Jun. 30, 2024 CHF (SFr)	Jun. 30, 2025 CHF (SFr) EquityInstruments	Jun. 30, 2024 CHF (SFr) EquityInstruments	Dec. 31, 2024 CHF (SFr) EquityInstruments
Weighted Average grant date fair value [Abstract]
Expense charged against the income statement | SFr	SFr 1,100,000	SFr 1,400,000	SFr 2,700,000	SFr 3,300,000
Restricted share awards
Number of non-vested shares [Abstract]
Vested and exercisable | EquityInstruments	1,789,612		1,789,612		1,377,903
Weighted Average grant date fair value [Abstract]
Weighted average grant date fair value, vested and exercisable | SFr	SFr 3.09		SFr 3.09		SFr 3.25
Restricted share awards, non-vested
Share-based payment arrangement [Abstract]
Number of non-vested share awards granted (in shares) | EquityInstruments			1,303,342		1,094,876
Number of non-vested shares [Abstract]
Non-vested at beginning of period | EquityInstruments			822,740	1,003,743	1,003,743
Forfeited during the period | EquityInstruments			(74,085)		(97,841)
Exercised during the period | EquityInstruments			(56,630)		(99,018)
Cancelled during the period | EquityInstruments			(34,612)
Granted during the period | EquityInstruments			1,303,342		1,094,876
Vested during the period | EquityInstruments			(491,585)		(1,064,554)
Non-vested at end of period | EquityInstruments	1,549,046		1,549,046		822,740
Weighted Average grant date fair value [Abstract]
Weighted average grant date fair value, non-vested at beginning of period | SFr			SFr 3.12	SFr 1.97	SFr 1.97
Weighted average grant date fair value, forfeited during the period | SFr			3.44		3.26
Weighted average grant date fair value, exercised during the period | SFr			2.72		2.54
Weighted average grant date fair value, cancelled during the period | SFr			2.04
Weighted average grant date fair value, granted during the period | SFr			2.43		4.04
Weighted average grant date fair value, vested during the period | SFr			2.6		3.05
Weighted average grant date fair value, non-vested at end of period | SFr	SFr 2.72		SFr 2.72		SFr 3.12